OPERATING INCOME - Dividends and net income on equity investments (Details) - COP ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
OPERATING INCOME
Dividends		$ 127,427	$ 59,072	$ 108,079
Equity method		113,115	219,105	199,652
Equity investments and other financial instruments		22,944	(672)	7,253
(Losses) Gains on sale of investments in associates			(34,451)	9,896
Impairment of investments in associates and joint ventures		(108,175)	(9,633)	(1,733)
Others		54,874	2,433	5,197
Total dividends received, and share of profits of equity method investees		210,185	235,854	328,344
Dividends received from equity investments at fair value through profit or loss		768	6,209	40,188
Dividends of investments derecognised		341	116	251
Dividends from equity investments at fair value through OCI		18,464	16,842	12,665
Dividends of other investments derecognised		3,231
P.A. Calle 84
OPERATING INCOME
Others		31,117
P.A. Nomad Central
OPERATING INCOME
Others		23,757
Compania de Financiamiento TUYA S.A
OPERATING INCOME
Impairment loss		106,574
Fondo de Capital Privado Ruta del Sol compartimento A
OPERATING INCOME
Impairment loss			6,514
Reversal of impairment losses		416
VILIV S.A.S. (In liquidation)
OPERATING INCOME
Impairment loss			463
P.A. Viva Malls
OPERATING INCOME
Dividends from investments in associates		104,623	35,905	50,208
Proteccion S.A.
OPERATING INCOME
(Losses) Gains on sale of investments in associates	$ (41,434)
Reintegra S.A.S.
OPERATING INCOME
Impairment loss		2,017	7,688
Internacional Ejecutiva de Aviacion S.A.S.
OPERATING INCOME
Reversal of impairment losses			5,032
Associates
OPERATING INCOME
Equity method		230,704	265,885	179,032
Contingent consideration recognized					$ 6,983
Proceeds received as contingent consideration from a business combination arrangement				9,896
Associates | Reintegra S.A.S.
OPERATING INCOME
Impairment loss		2,017	7,688
Associates | Internacional Ejecutiva de Aviacion S.A.S.
OPERATING INCOME
Reversal of impairment losses			5,032
Joint ventures
OPERATING INCOME
Equity method		(117,589)	$ (46,780)	$ 20,620
Joint ventures | Compania de Financiamiento TUYA S.A
OPERATING INCOME
Impairment loss		106,574
Joint ventures | Fondo de Capital Privado Ruta del Sol compartimento A
OPERATING INCOME
Reversal of impairment losses		$ 416